Provisions (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2018	Jan. 02, 2018	Dec. 31, 2017
Disclosure of provision matrix [line items]
Provisions	€ 13,758	€ 14,686	€ 14,489
Other combined provisions
Disclosure of provision matrix [line items]
Provisions	5,913		5,841
Provisions for taxes
Disclosure of provision matrix [line items]
Provisions	870		1,006
Provisions for other legal proceedings
Disclosure of provision matrix [line items]
Provisions	1,351		1,307
Provision for customer remediation
Disclosure of provision matrix [line items]
Provisions	716		885
Provision for customer remediation | Banco Popular Espanol, S.A.
Disclosure of provision matrix [line items]
Offset in part by the use of the available provisions	79
Regulatory Framework-Related Provisions
Disclosure of provision matrix [line items]
Provisions	108		101
Provision for restructuring
Disclosure of provision matrix [line items]
Provisions	556		360
Offset in part by the use of the available provisions	120
Other
Disclosure of provision matrix [line items]
Provisions	1,449		1,314
Brazil | Provisions for employment-related proceedings
Disclosure of provision matrix [line items]
Provisions	863		€ 868
Additional provisions charged to income statement	206
Offset in part by the use of the available provisions	144
Brazil | Provisions for other legal proceedings
Disclosure of provision matrix [line items]
Additional provisions charged to income statement	113
Offset in part by the use of the available provisions	83
United Kingdom | Provision for customer remediation
Disclosure of provision matrix [line items]
Additional provisions charged to income statement	16
Offset in part by the use of the available provisions	64
United Kingdom | Regulatory Framework-Related Provisions
Disclosure of provision matrix [line items]
Additional provisions charged to income statement	4
Offset in part by the use of the available provisions	42
Poland | Regulatory Framework-Related Provisions
Disclosure of provision matrix [line items]
Additional provisions charged to income statement	236
Offset in part by the use of the available provisions	€ 47